Income Taxes	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

10. INCOME TAXES

For the period ended October 31, 2020 the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	Three months ended October 31, 2020 (Unaudited)	Three months ended October 31, 2019 (Unaudited)

Tax jurisdictions from:
Local	$(5,343)	$(110,967)
Foreign, representing
- Labuan	17,649	(16,243)
- Hong Kong	$(47,567)	$(147,115)
Loss before income tax	$(35,341)	$(274,325)

The provision for income taxes consisted of the following:

	For the period ended October 31, 2020	For the period ended October 31, 2019
Current:
- Local	-	-
- Foreign	-	-
Deferred:
- Local	-	-
- Foreign	-	-

Income tax expense	$-	$-

Income taxes are determined in accordance with the provisions of ASC Topic 740, “Income Taxes” (“ASC Topic 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the year that includes the enactment date.

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States, Labuan and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of October 31, 2020 the operations in the United States of America incurred $5,343 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carry forwards begin to expire in 2038, if unutilized. The Company has provided for a full valuation allowance of $1,122 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Labuan

Under the current laws of the Labuan, Phoenix Plus Corp.is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 3% of net audited profit.

Hong Kong

Phoenix Plus International Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income.

10. INCOME TAXES

For the year ended July 31, 2020, the local (United States) and foreign components of income/ (loss) before income taxes were comprised of the following:

	Year ended July 31, 2020	Year ended July 31, 2019
Tax jurisdictions from:
Local	$(346,424)	(30,068)
Foreign, representing
- Labuan	(37,961)	7,626
- Hong Kong	$(412,635)	7,017
Loss before income tax	$(797,020)	(15,425)

The provision for income taxes consisted of the following:

For the Year ended July 31, 2020
Current:
- Local	$-
- Foreign	-
Deferred:
- Local	-
- Foreign	-

Income tax expense	$-

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States Seychelles, Hong Kong and Shanghai, PRC that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of July 31, 2020 the operations in the United States of America incurred $797,020 of cumulative net operating losses which can be carried forward indefinitely to offset a maximum of 80% future taxable income. The Company has provided for a full valuation allowance of $75,626 against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Labuan

Under the current laws of the Labuan, Phoenix Plus Corp.is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 3% of net audited profit.

Hong Kong

Phoenix Plus International Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 16.5% on its assessable income.